Loans (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary of Loans

Loans consist of the following at December 31:

(Dollars in thousands)	2013	2012
Commercial	$117,478	$104,899
Commercial real estate	129,828	119,192
Residential real estate	111,445	110,412
Construction & land development	13,444	23,358
Consumer	6,687	6,480
Total loans before deferred costs	378,882	364,341
Deferred loan costs	243	239
Total loans	$379,125	$364,580

Schedule of Allowances for Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2013, 2012 and 2011. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
December 31, 2013
Beginning balance	$933	$1,902	$1,096	$253	$76	$320	$4,580
Provision for loan losses	451	78	173	(75)	13	200	840
Charge-offs	(190)	(108)	(82)	—	(48)		(428)
Recoveries	25	—	18	—	50		93
Net charge-offs	(165)	(108)	(64)	—	2		(335)
Ending balance	$1,219	$1,872	$1,205	$178	$91	$520	$5,085
December 31, 2012
Beginning balance	$1,024	$1,673	$894	$180	$78	$233	$4,082
Provision for loan losses	(78)	512	206	73	23	87	823
Charge-offs	(29)	(283)	(106)	—	(89)		(507)
Recoveries	16	—	102	—	64		182
Net charge-offs	(13)	(283)	(4)	—	(25)		(325)
Ending balance	$933	$1,902	$1,096	$253	$76	$320	$4,580
December 31, 2011
Beginning balance	$1,179	$1,183	$1,057	$213	$80	$319	$4,031
Provision for loan losses	294	558	115	8	61	(86)	950
Charge-offs	(487)	(68)	(297)	(41)	(121)		(1,014)
Recoveries	38	—	19	—	58		115
Net charge-offs	(449)	(68)	(278)	(41)	(63)		(899)
Ending balance	$1,024	$1,673	$894	$180	$78	$233	$4,082

Allowances for Loan Losses and Ending Balances by Portfolio Segment and Based on Impairment Method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
2013
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$241	$331	$212	$—	$—	$—	$784
Collectively evaluated for impairment	978	1,541	993	178	91	520	4,301
Total ending allowance balance	$1,219	$1,872	$1,205	$178	$91	$520	$5,085
Loans:
Loans individually evaluated for impairment	$5,576	$3,220	$1,844	$—	$—		$10,640
Loans collectively evaluated for impairment	111,902	126,608	109,601	13,444	6,687		368,242
Total ending loans balance	$117,478	$129,828	$111,445	$13,444	$6,687		$378,882
2012
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$85	$522	$172	$—	$—	$—	$779
Collectively evaluated for impairment	848	1,380	924	253	76	320	3,801
Total ending allowance balance	$933	$1,902	$1,096	$253	$76	$320	$4,580
Loans:
Loans individually evaluated for impairment	$4,315	$4,573	$1,137	$166	$—		$10,191
Loans collectively evaluated for impairment	100,584	114,619	109,275	23,192	6,480		354,150
Total ending loans balance	$104,899	$119,192	$110,412	$23,358	$6,480		$364,341

Schedule of Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
2013
Commercial	$5,595	$7	$5,580	$5,587	$241	$4,185	$182
Commercial real estate	3,540	563	2,658	3,221	331	3,650	163
Residential real estate	2,001	337	1,510	1,847	212	1,315	41
Construction & land development	—	—	—	—	—	21	2
Total impaired loans	$11,136	$907	$9,748	$10,655	$784	$9,171	$388
2012
Commercial	$4,315	$—	$4,329	$4,329	$85	$4,123	$167
Commercial real estate	4,906	1,723	2,849	4,572	522	4,396	152
Residential real estate	1,223	86	1,057	1,143	172	770	18
Construction & land development	173	166	—	166	—	167	—
Total impaired loans	$10,617	$1,975	$8,235	$10,210	$779	$9,456	$337
2011
Commercial	$4,605	$—	$4,605	$4,605	$165	$2,890	$91
Commercial real estate	2,621	—	2,476	2,476	304	2,924	78
Residential real estate	182	—	182	182	53	103	—
Construction & land development	—	—	—	—	—	—	—
Total impaired loans	$7,408	$—	$7,263	$7,263	$522	$5,917	$169

Schedule of Aging of Past Due and Nonaccrual Loans

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days + Past Due	Nonaccrual	Total Past Due and Nonaccrual	Total Loans
2013
Commercial	$117,342	$15	$37	$—	$84	$136	$117,478
Commercial real estate	128,462	111	107	40	1,108	1,366	129,828
Residential real estate	109,274	616	467	46	1,042	2,171	111,445
Construction & land development	12,494	—	—	950	—	950	13,444
Consumer	6,524	123	40	—	—	163	6,687
Total loans	$374,096	$865	$651	$1,036	$2,234	$4,786	$378,882
2012
Commercial	$104,348	$60	$8	$—	$483	$551	$104,899
Commercial real estate	117,372	41	34	—	1,745	1,820	119,192
Residential real estate	108,574	472	430	131	805	1,838	110,412
Construction & land development	23,180	—	5	—	173	178	23,358
Consumer	6,325	132	23	—	—	155	6,480
Total loans	$359,799	$705	$500	$131	$3,206	$4,542	$364,341

Summary of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the year ended December 31:

(Dollars in thousands)	Number Of Loans Restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
2013
Commercial	3	$83	$83
Residential real estate	3	264	264
Total restructured loans	6	$347	$347
2012
Commercial real estate	2	$177	$177
Residential real estate	9	798	798
Total restructured loans	11	$975	$975

Summary of Loans by Credit Quality Indicator

Based on the most recent analysis performed, the risk category of loans by class is as follows at December 31:

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total
2013
Commercial	$101,195	$10,352	$5,066	$—	$865	$117,478
Commercial real estate	115,265	9,076	4,041	—	1,446	129,828
Residential real estate	237	—	47	—	111,161	111,445
Construction & land development	9,470	587	1,884	—	1,503	13,444
Consumer	—	—	—	—	6,687	6,687

Total	$226,167	$20,015	$11,038	$—	$121,662	$378,882

2012
Commercial	$92,123	$5,854	$6,637	$—	$285	$104,899
Commercial real estate	102,602	5,671	8,459	—	2,460	119,192
Residential real estate	200	—	53	—	110,159	110,412
Construction & land development	18,063	2,750	1,244	—	1,301	23,358
Consumer	—	—	—	—	6,480	6,480

Total	$212,988	$14,275	$16,393	$—	$120,685	$364,341

Schedule of Loans Not Rated by Class of Loans

The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Nonperforming	Total
2013
Commercial	$865	$—	$865
Commercial real estate	1,446	—	1,446
Residential real estate	110,119	1,042	111,161
Construction & land development	1,503	—	1,503
Consumer	6,687	—	6,687

Total	$120,620	$1,042	$121,662

2012
Commercial	$285	$—	$285
Commercial real estate	2,460	—	2,460
Residential real estate	109,276	883	110,159
Construction & land development	1,294	7	1,301
Consumer	6,480	—	6,480

Total	$119,795	$890	$120,685